UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Decemebr 31, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Exis Capital Management, Inc.
Address:         270 Lafayette Street
                 Suite 1101
                 New York, New York 10012

Form 13F File Number: 028-10928

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
   Manager:

Name:      Adam Sender
           -------------------------------
Title:     CEO
           -------------------------------
Phone:     (212) 893-7400
           -------------------------------


Signature, Place, and Date of Signing:

   /s/ Adam Sender            New York, NY                   2/10/2011
----------------------    ------------------------       -----------------------
    [Signature]              [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                                ----------------
Form 13F Information Table Entry Total:                46
                                                ----------------
Form 13F Information Table Value Total:          $131,555
                                                ----------------
                                                  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                                                      FORM 13F INFORMATION TABLE
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           COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
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        NAME OF ISSUER           TITLE OF     CUSIP    VALUE    SHARES/PRN SH/PRN  PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
                                   CLASS              (x1000)      AMT             CALL DISCRETION MANAGERS
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                                                                                                             SOLE   SHARED   NONE
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

APPLE INC                      COM          037833100   8,064       25,000     SH           SOLE              25,000
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APPLE INC                      COM          037833100   4,032       12,500     SH CALL      SOLE              12,500
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APPLE INC                      COM          037833100   9,677       30,000     SH CALL      SOLE              30,000
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APPLE INC                      COM          037833100   1,613        5,000     SH CALL      SOLE               5,000
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BB&T CORP                      COM          054937107   1,052       40,000     SH           SOLE              40,000
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BANK OF AMERICA CORP           COM          060505104     334       25,000     SH           SOLE              25,000
----------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORP           COM          060505104   4,402      330,000     SH CALL      SOLE             330,000
----------------------------------------------------------------------------------------------------------------------------------
BOEING CO                      COM          097023105   1,632       25,000     SH           SOLE              25,000
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BROADCOM CORP                  CL A         111320107     218        5,000     SH           SOLE               5,000
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CITIGROUP INC                  COM          172967101   1,183      250,000     SH           SOLE             250,000
----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                  COM          172967101   9,460    2,000,000     SH CALL      SOLE           2,000,000
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CITIGROUP INC                  COM          172967101   1,419      300,000     SH CALL      SOLE             300,000
----------------------------------------------------------------------------------------------------------------------------------
CITRIX SYS INC                 COM          177376100   2,052       30,000     SH           SOLE              30,000
----------------------------------------------------------------------------------------------------------------------------------
COINSTAR INC                   COM          19259P300     847       15,000     SH           SOLE              15,000
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CAMERON INTERNATIONAL CORP     COM          13342B105   1,015       20,000     SH           SOLE              20,000
----------------------------------------------------------------------------------------------------------------------------------
CREE INC                       COM          225447101     988       15,000     SH           SOLE              15,000
----------------------------------------------------------------------------------------------------------------------------------
CREE INC                       COM          225447101   2,903        9,000     SH CALL      SOLE               9,000
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EBAY INC                       COM          278642103     696       25,000     SH           SOLE              25,000
----------------------------------------------------------------------------------------------------------------------------------

                                                      FORM 13F INFORMATION TABLE
----------------------------------------------------------------------------------------------------------------------------------
           COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
        NAME OF ISSUER           TITLE OF     CUSIP    VALUE    SHARES/PRN SH/PRN  PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
                                   CLASS              (x1000)      AMT             CALL DISCRETION MANAGERS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             SOLE   SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------

EBAY INC                       COM          278642103     696       25,000     SH  CALL     SOLE              25,000
----------------------------------------------------------------------------------------------------------------------------------
FIRST SOLAR INC                COM          336433107     521        4,000     SH  CALL     SOLE               4,000
----------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL                COM
                               PAR $0.01    345370860   2,099      125,000     SH           SOLE             125,000
----------------------------------------------------------------------------------------------------------------------------------
INTEROIL CORP                  COM          460951106   5,766       80,000     SH           SOLE              80,000
----------------------------------------------------------------------------------------------------------------------------------
INTEROIL CORP                  COM          460951106   3,604       50,000     SH  CALL     SOLE              50,000
----------------------------------------------------------------------------------------------------------------------------------
INTEROIL CORP                  COM          460951106   3,604       50,000     SH  CALL     SOLE              50,000
----------------------------------------------------------------------------------------------------------------------------------
INTEROIL CORP                  COM          460951106   3,604       50,000     SH  CALL     SOLE              50,000
----------------------------------------------------------------------------------------------------------------------------------
INTEROIL CORP                  COM          460951106   7,207      100,000     SH  CALL     SOLE             100,000
----------------------------------------------------------------------------------------------------------------------------------
INTEROIL CORP                  COM          460951106   8,648      120,000     SH  CALL     SOLE             120,000
----------------------------------------------------------------------------------------------------------------------------------
INTEROIL CORP                  COM          460951106   1,802       25,000     SH  CALL     SOLE              25,000
----------------------------------------------------------------------------------------------------------------------------------
INTEROIL CORP                  COM          460951106   4,324       60,000     SH  CALL     SOLE              60,000
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS MACHS   COM          459200101   5,137       35,000     SH           SOLE              35,000
----------------------------------------------------------------------------------------------------------------------------------
LAS VEGAS SANDS CORP           COM          517834107   2,298       50,000     SH           SOLE              50,000
----------------------------------------------------------------------------------------------------------------------------------
MCMORAN EXPLORATION CO         COM          582411104   1,457       85,000     SH           SOLE              85,000
----------------------------------------------------------------------------------------------------------------------------------
NETAPP INC                     COM          64110D104   1,374       25,000     SH           SOLE              25,000
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NORFOLK SOUTHERN CORP          COM          655844108     628       10,000     SH           SOLE              10,000
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OWENS CORNING NEW              COM          690742101   1,047       33,600     SH  PUT      SOLE              33,600
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PEABODY ENERGY CORP            COM          704549104   1,600       25,000     SH           SOLE              25,000
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PRICELINE COM INC              COM NEW      741503403     400        1,000     SH           SOLE               1,000

                                                      FORM 13F INFORMATION TABLE
----------------------------------------------------------------------------------------------------------------------------------
           COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
        NAME OF ISSUER           TITLE OF     CUSIP    VALUE    SHARES/PRN SH/PRN  PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
                                   CLASS              (x1000)      AMT             CALL DISCRETION MANAGERS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             SOLE   SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------

PROSHARES TR                  PSHS
                              ULTSH 20 YRS   74347R297  1,667       45,000     SH  CALL     SOLE              45,000
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PROSHARES TR                  PSHS
                              ULTSH 20 YRS   74347R297  1,111       30,000     SH  CALL     SOLE              30,000
----------------------------------------------------------------------------------------------------------------------------------
PROSHARES TR                  PSHS
                              ULTSH 20 YRS   74347R297  3,148       85,000     SH  CALL     SOLE              85,000
----------------------------------------------------------------------------------------------------------------------------------
PROSHARES TR                  PSHS
                              ULTSH 20 YRS   74347R297  2,593       70,000     SH  CALL     SOLE              70,000
----------------------------------------------------------------------------------------------------------------------------------
PROSHARES TR                  PSHS
                              ULTSH 20 YRS   74347R297  3,704      100,000     SH  CALL     SOLE             100,000
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POWERSHS DB MULTI SECT COMM   DB AGRICULT FD 73936B408  1,941       60,000     SH           SOLE              60,000
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SKECHERS USA INC              CL A           830566105    464       23,200     SH  CALL     SOLE              23,200
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SWEDISH EXPT CR CORP          ROG AGRI ETN22 870297603  2,144      200,000     SH           SOLE             200,000
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TESLA MTRS INC                COM            88160R101  7,387      102,500     SH  PUT      SOLE             102,500
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